STOCKHOLDERS DEFICIT (Details 3)	12 Months Ended
Dec. 31, 2021
Stockholders' Deficit:
Expected Term	15 years
Volatility	143.20%
Risk-free Interest Rate	0.00%
Dividend Yield	0.00%